Fair Values of Credit Substitutes (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Fair Values Of Credit Substitutes USD ($)	Mar. 31, 2012 Fair Values Of Credit Substitutes INR	Mar. 31, 2011 Fair Values Of Credit Substitutes INR
Schedule of Available-for-sale Securities [Line Items]
Performing				$ 231.9	11,800.5	14,491.1
Impaired-gross balance				2.0	102.8	106.7
Less: amounts provided for other than temporary impairments				2.0	102.8	106.7
Impaired credit substitutes, net				0	0	0
Fair Value	$ 15,859.3	807,080.4	628,704.9	$ 231.9	11,800.5	14,491.1